General and Administrative Expenses (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 7,351	$ 7,448	$ 7,211
Professional fees	3,852	3,902	3,000
Other expenses	3,414	3,494	3,451
Total	$ 14,617	$ 14,844	$ 13,662